Investment Strategy - Virtus Terranova U.S. Quality Momentum ETF	Sep. 15, 2026
Prospectus [Line Items]
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest not less than 80% of its assets in component securities of the Underlying Index. The New Underlying Index is designed to track the performance of an equal-weighted portfolio of large capitalization U.S. equity securities that exhibit quality and momentum characteristics. The New Underlying Index begins with the 500 largest U.S. stocks and applies a momentum screen to select the top 190 securities based on 12-month return. Securities that pass the momentum screen are then evaluated using a quality composite consisting of return on equity, gross profit to assets, and three-year revenue growth. The New Underlying Index selects 95 securities, which are equally weighted. The New Underlying Index is rebalanced quarterly on the third Thursday of February, May, August, and November.
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest not less than 80% of its assets in component securities of the Underlying Index.